Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth additional compensation information for our CEO and our other non-CEO Named Executives (Other NEOs) (averaged) along with total shareholder return, net income, and Adjusted EBITDA performance results for fiscal 2024, 2023, 2022, 2021 and 2020.
	Summary Comp. Table Total for David W. Huml ($)(1)	Summary Comp. Table Total for H. Chris Killingstad ($)(1)	Comp. Actually Paid to David W. Huml ($)(1)(2)	Comp. Actually Paid to H. Chris Killingstad ($)(1)(2)	Average Summary Comp. Table Total for Non-CEO NEOs ($)(1)	Average Comp. Actually Paid to Non-CEO NEOs ($)(1)(2)	Year-end value of $100 invested on 12/31/2019 in:		Net Income (in millions) ($)	Adjusted EBITDA (in millions) ($)(4)
Year							Tennant Company TSR ($)	S&P 500 Industrials (Sector) (TR) TSR ($)(3)
2024	5,135,239	—	3,589,214	—	1,577,830	1,211,401	111.68	176.44	83.7	208.8
2023	5,520,144	—	11,455,574	—	1,630,200	2,572,789	125.54	150.20	109.5	192.9
2022	4,104,578	—	2,122,227	—	1,325,442	729,779	82.27	127.15	66.3	133.7
2021	4,303,328	2,709,314	4,921,346	4,658,162	1,375,494	1,482,689	106.64	134.52	64.9	140.2
2020	—	4,245,227	—	405,184	1,199,543	202,581	91.24	111.06	33.7	119.4

(1)
For 2024, the CEO was David W. Huml (“Current CEO”) and the Other NEOs were Fay West, Richard H. Zay, Kristin A. Erickson, and Barbara A. Balinski.

For 2023, the CEO was David W. Huml and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Kristin A. Erickson, and Barbara A. Balinski.
For 2022, the CEO was David W. Huml and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, and Kristin A. Erickson.
For 2021, the CEO was H. Chris Killingstad until February 28, 2021, and then David W. Huml became CEO March 1, 2021, and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Daniel E. Glusick, Thomas Paulson, and Andrew Cebulla.
For 2020, the CEO was H. Chris Killingstad and the Other NEOs were David W. Huml, Richard H. Zay, Carol E. McKnight, Andrew Cebulla, Keith A. Woodward, and Mary E. Talbott.
(2)
For 2024, CAP was determined by making the following adjustments to Summary Compensation Table totals for equity awards:

	Current CEO ($)	Average of Other NEOs ($)
Summary Compensation Table (“SCT”) Total	5,135,239	1,577,830
Adjustments:
SCT Stock and Option Amounts	(3,055,398)	(710,477)
Year-end fair value of unvested awards granted in the current year	2,191,608	509,583
Difference between fair value as of prior year-end to fair value as of the end of 2024 for unvested awards granted in prior years	(1,014,684)	(240,747)
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years for which all applicable vesting conditions were satisfied during fiscal year 2024	310,796	69,801
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends paid on vesting of restricted stock grants	21,652	5,411
Compensation Actually Paid	3,589,214	1,211,401
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments reflect ASC 718 fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.
(3)
Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of the table, the Company’s peer group is the S&P 500 Industrials (Sector) (TR), as reflected in our stock performance graph in our Annual Report on Form 10-K, which was filed with the Commission on February 18, 2025.

(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our performance, is adjusted earnings before interest, tax, depreciation and amortization in dollars (“Adjusted EBITDA$”), a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis — Key Compensation Decisions for 2024 – 2024 Incentive Plan Structure.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
For 2024, the CEO was David W. Huml (“Current CEO”) and the Other NEOs were Fay West, Richard H. Zay, Kristin A. Erickson, and Barbara A. Balinski.
For 2023, the CEO was David W. Huml and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Kristin A. Erickson, and Barbara A. Balinski.
For 2022, the CEO was David W. Huml and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, and Kristin A. Erickson.
For 2021, the CEO was H. Chris Killingstad until February 28, 2021, and then David W. Huml became CEO March 1, 2021, and the Other NEOs were Fay West, Richard H. Zay, Carol E. McKnight, Daniel E. Glusick, Thomas Paulson, and Andrew Cebulla.
For 2020, the CEO was H. Chris Killingstad and the Other NEOs were David W. Huml, Richard H. Zay, Carol E. McKnight, Andrew Cebulla, Keith A. Woodward, and Mary E. Talbott.

Peer Group Issuers, Footnote
(3)
Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of the table, the Company’s peer group is the S&P 500 Industrials (Sector) (TR), as reflected in our stock performance graph in our Annual Report on Form 10-K, which was filed with the Commission on February 18, 2025.

Adjustment To PEO Compensation, Footnote
(2)
For 2024, CAP was determined by making the following adjustments to Summary Compensation Table totals for equity awards:

	Current CEO ($)	Average of Other NEOs ($)
Summary Compensation Table (“SCT”) Total	5,135,239	1,577,830
Adjustments:
SCT Stock and Option Amounts	(3,055,398)	(710,477)
Year-end fair value of unvested awards granted in the current year	2,191,608	509,583
Difference between fair value as of prior year-end to fair value as of the end of 2024 for unvested awards granted in prior years	(1,014,684)	(240,747)
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years for which all applicable vesting conditions were satisfied during fiscal year 2024	310,796	69,801
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends paid on vesting of restricted stock grants	21,652	5,411
Compensation Actually Paid	3,589,214	1,211,401
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments reflect ASC 718 fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.

Non-PEO NEO Average Total Compensation Amount	$ 1,577,830	$ 1,630,200	$ 1,325,442	$ 1,375,494	$ 1,199,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,211,401	2,572,789	729,779	1,482,689	202,581
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2024, CAP was determined by making the following adjustments to Summary Compensation Table totals for equity awards:

	Current CEO ($)	Average of Other NEOs ($)
Summary Compensation Table (“SCT”) Total	5,135,239	1,577,830
Adjustments:
SCT Stock and Option Amounts	(3,055,398)	(710,477)
Year-end fair value of unvested awards granted in the current year	2,191,608	509,583
Difference between fair value as of prior year-end to fair value as of the end of 2024 for unvested awards granted in prior years	(1,014,684)	(240,747)
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years for which all applicable vesting conditions were satisfied during fiscal year 2024	310,796	69,801
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends paid on vesting of restricted stock grants	21,652	5,411
Compensation Actually Paid	3,589,214	1,211,401
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments reflect ASC 718 fair values as of each measurement date. For stock options, this includes updated assumptions for term, stock price volatility, dividend yield, and risk-free rates. For performance-based restricted stock units, this includes actual and forecasted funding results where appropriate.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Performance Measures for 2024
Adjusted EBITDA$(1) Adjusted EBITDA%(1) Total Revenue 3-Year Average Incentive ROIC(1) 3-Year Incentive Cumulative Earnings Per Share(1)

Total Shareholder Return Amount	$ 111.68	125.54	82.27	106.64	91.24
Peer Group Total Shareholder Return Amount	176.44	150.2	127.15	134.52	111.06
Net Income (Loss)	$ 83,700,000	$ 109,500,000	$ 66,300,000	$ 64,900,000	$ 33,700,000
Company Selected Measure Amount	208.8	192.9	133.7	140.2	119.4
PEO Name	David W. Huml
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA$
Non-GAAP Measure Description
(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to our performance, is adjusted earnings before interest, tax, depreciation and amortization in dollars (“Adjusted EBITDA$”), a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis — Key Compensation Decisions for 2024 – 2024 Incentive Plan Structure.”

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA%
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	3-Year Average Incentive ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	3-Year Incentive Cumulative Earnings Per Share
David W. Huml [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,135,239	$ 5,520,144	$ 4,104,578	$ 4,303,328
PEO Actually Paid Compensation Amount	3,589,214	11,455,574	2,122,227	4,921,346
H. Chris Killingstad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,709,314	4,245,227
PEO Actually Paid Compensation Amount				$ 4,658,162	$ 405,184
PEO | David W. Huml [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,055,398)
PEO | David W. Huml [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,191,608
PEO | David W. Huml [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,014,684)
PEO | David W. Huml [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	310,796
PEO | David W. Huml [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,652
PEO | David W. Huml [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(710,477)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,583
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,747)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,801
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,411
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount